Long-term assets - E.1.4. Cash used for the purchase of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 150	$ 258	$ 126
Change in accruals and payables for intangibles	(16)	(79)	(29)
Cash used for additions	$ 133	$ 179	$ 98